Employee Compensation - Summary of Weighted-average Assumptions Used to Determine Benefit Expenses (Parenthetical) (Detail)	Oct. 31, 2040	Oct. 31, 2031	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates			3.50%	3.40%	4.20%
Pension Plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates			3.70%	3.68%
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate			4.90%	5.20%	5.30%
Actuarial assumption of discount rates			3.60%	3.60%	4.40%
Other employee future benefit plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates			3.76%	3.78%
Scenario, Forecast [Member] | Other employee future benefit plans [member] | Actuarial assumption of medical cost trend rates [member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	4.10%	4.50%